Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 1,523	$ 1,251	$ 807
Temporary differences expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	899	649	221
Deductible temporary differences for which no deferred tax asset is recognised	4,261	3,028	943
Temporary differences expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	37	22	26
Deductible temporary differences for which no deferred tax asset is recognised	161	87	104
Temporary differences expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	46	32	32
Deductible temporary differences for which no deferred tax asset is recognised	217	153	153
Temporary differences expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	816	595	163
Deductible temporary differences for which no deferred tax asset is recognised	3,883	2,788	686
Tax credits and State tax losses expiring
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	624	602	586
Tax credits and State tax losses expiring | Within 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	162	152	115
Tax credits and State tax losses expiring | More than 10 years
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	373	363	384
Tax credits and State tax losses expiring | Indefinite
Taxation
Deferred tax assets not recognised due to deductible temporary differences not probable to benefit entity	$ 89	$ 87	$ 87